UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 12, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $100,964,529 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104  3808512   185600          DEFINED                185600
APRIA HEALTHCARE GROUP INC     COM              037933108  6429804   279800          DEFINED                279800
ARTESYN TECHNOLOGIES INC       COM              043127109  2688805   245553          DEFINED                245553
BANK OF AMERICA CORPORATION    COM              060505104  7250711   162791          DEFINED                162791
BRISTOL MYERS SQUIBB CO        COM              110122108   615250    25000          DEFINED                 25000
BURLINGTON RES INC             COM              122014103  3452250    37500          DEFINED                 37500
CHAMPS ENTMT INC DEL           COM              158787101   496271    60154          DEFINED                 60154
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305  4386714   295800          DEFINED                295800
DAVE & BUSTERS INC             COM              23833N104  3792305   210100          DEFINED                210100
EMERSON RADIO CORP             COM NEW          291087203   202708    54200          DEFINED                 54200
FEDERATED DEPT STORES INC DE   COM              31410H101  1692286    23182          DEFINED                 23182
GOLD BANC CORP INC             COM              379907108 13448604   732850          DEFINED                732850
GUIDANT CORP                   COM              401698105  7024229    89985          DEFINED                 89985
HOLLINGER INTL INC             CL A             435569108  3519600   420000          DEFINED                420000
I-MANY INC                     COM              44973Q103  1576000   985000          DEFINED                985000
INFOUSA INC NEW                COM              456818301 13883771  1069628          DEFINED               1069628
JOHNSON OUTDOORS INC           CL A             479167108  3022630   168862          DEFINED                168862
KATY INDS INC                  COM              486026107   564480   156800          DEFINED                156800
LYON WILLIAM HOMES             COM              552074106  2868486    29980          DEFINED                 29980
MASSEY ENERGY CORP             COM              576206106  4488190   124430          DEFINED                124430
NEXTEL PARTNERS INC            CL A             65333F107  2382278    84120          DEFINED                 84120
OFFICEMAX INC                  COM              67622P101  2295937    76100          DEFINED                 76100
PMA CAP CORP                   CL A             693419202  1859886   182700          DEFINED                182700
SPRINT CORP                    COM FON GROUP    852061100  2997440   116000          DEFINED                116000
TIME WARNER INC                COM              887317105  2728375   162500          DEFINED                162500
TOWN & CTRY TR                 SH BEN INT       892081100  2840850    69920          DEFINED                 69920
WHX CORP                       PFD CV SER A     929248508   635014    62563          DEFINED                 62563
WHX CORP                       PFD CV SER B     929248128    13143    12517          DEFINED                 12517